Related Party Transactions (Details) - USD ($)		1 Months Ended	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Feb. 23, 2021	Sep. 30, 2021	Sep. 30, 2021	Feb. 26, 2021
Related Party Transactions (Details) [Line Items]
Sponsor paid	$ 25,000
Price per share (in Dollars per share)	$ 0.003
Business combination, description	The initial shareholders have agreed not to transfer, assign or sell any of the founder shares (except to certain permitted transferees as described below) until the earlier of (i) one year after the date of the completion of the initial Business Combination or earlier if, subsequent to the initial Business Combination, the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (ii) the Company consummates a subsequent liquidation, merger, capital stock exchange or other similar transaction which results in all of the shareholders having the right to exchange their ordinary shares for cash, securities or other property.			The initial shareholders have agreed not to transfer, assign or sell any of the founder shares (except to certain permitted transferees as described below) until the earlier of (i) one year after the date of the completion of the initial Business Combination or earlier if, subsequent to the initial Business Combination, the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (ii) the Company consummates a subsequent liquidation, merger, capital share exchange or other similar transaction which results in all of the shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Working capital loan	$ 1,500,000		$ 1,500,000	$ 1,500,000
Warrant price per share (in Dollars per share)	$ 1.00			$ 1.00
Office space monthly rent				$ 10,000
Service fee expense	$ 10,000		$ 30,000	$ 80,000
Percentage Of Common Stock Shares Outstanding Owned By The Initial Shareholders	20.00%
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Debt instrument face value	$ 250,000
IPO [Member]
Related Party Transactions (Details) [Line Items]
Sponsor loan expenses	$ 250,000
Borrowings amount					$ 144,890
Value of repaid					$ 144,890
Class B Ordinary Share [Member]
Related Party Transactions (Details) [Line Items]
Consideration for ordinary shares (in Shares)	7,187,500
Common stock par value (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Shares issued (in Shares)	8,625,000	8,625,000
Class B Ordinary Share [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Founder Shares (in Shares)	1,125,000	1,125,000